PREPAID EXPENSES AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2016
Receivables and Prepaid Expenses [Abstract]
Prepaid Expenses And Other Receivables [Text Block]
NOTE 5:-	PREPAID EXPENSES AND OTHER RECEIVABLES

	December 31,
	2016	2015

Government authorities	$51	$116
Prepaid expenses	362	1,084
Restricted cash	164	161
Interest receivable	470	212
Other current assets	10	93

	$1,057	$1,666